Goodwill - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
US Regulated
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.40%	2.30%
UK Electricity Distribution
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	1.60%	1.80%
UK Electricity Distribution Group
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.20%	5.40%
UK Electricity Distribution DNO
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.20%	5.30%
New York
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.10%	6.30%
New England
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.00%	6.20%
National Grid Ventures – US
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.30%	6.70%
Accumulated impairment | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill	£ 0	£ 0